Disclosure of detailed information about cash and cash equivalents (Details) - CAD ($)	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Statements [Line Items]
Cash held in bank accounts	$ 748,636	$ 164,717
Guaranteed investment certificates	1,133,205	154,340
Cash and cash equivalents	$ 1,881,841	$ 319,057	$ 1,073,574	$ 1,360,487